Statement of Changes in Net Assets Available for Benefits - EBP 401(k)	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Interest and dividends	$ 94,052,079
Net appreciation in fair value of investments	1,318,868,046
Net investment income	1,412,920,125
Interest income on notes receivable from participants	8,170,791
Contributions
Employer	144,337,272
Employee	317,609,550
Rollovers	72,615,061
Total contributions	534,561,883
Total additions	1,955,652,799
Benefits paid to participants	(955,699,358)
Administrative expenses	(3,057,587)
Total deductions	(958,756,945)
Net increase prior to transfer to other plans	996,895,854
Transfers to other plans	(279,032)
Net increase	996,616,822
Net assets available for benefits
Beginning of year	9,231,001,739
End of year	$ 10,227,618,561